Risk Management and Financial Instruments - Schedule of Sensitivity Analysis Fair Value Asset and Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 672,843	$ 1,090,772
Fair value (Asset)	805,029	1,150,685
Fair value (Liability)	(922,938)	(1,285,134)
Fair value	(117,909)	(134,449)
Swap contract [member] | IPCA [Member] | 2027 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	177,815	158,004
Fair value (Asset)	205,191	162,453
Fair value (Liability)	(220,189)	(171,479)
Fair value	(14,998)	(9,026)
Swap contract [member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	30,309	189,071
Fair value (Asset)	40,605	212,403
Fair value (Liability)	(48,349)	(224,840)
Fair value	(7,744)	(12,437)
Swap contract [member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	125,573	183,123
Fair value (Asset)	152,936	192,464
Fair value (Liability)	(178,835)	(216,650)
Fair value	(25,899)	(24,186)
Swap contract [member] | IPCA [Member] | Two Thousand Thirty- Four [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	139,033	127,416
Fair value (Asset)	148,563	124,373
Fair value (Liability)	(158,375)	(135,650)
Fair value	(9,812)	(11,277)
Swap contract [member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	200,113	189,239
Fair value (Asset)	257,734	215,192
Fair value (Liability)	(317,190)	(263,254)
Fair value	(59,456)	(48,062)
Swap contract [member] | IPCA [Member] | 2038 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		142,320
Fair value (Asset)		143,557
Fair value (Liability)		(159,263)
Fair value		(15,706)
Swap contract [member] | IPCA [Member] | 2039 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		20,854
Fair value (Asset)		20,363
Fair value (Liability)		(21,830)
Fair value		(1,467)
Swap contract [member] | IPCA [Member] | 2044 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		80,745
Fair value (Asset)		79,880
Fair value (Liability)		(92,168)
Fair value		$ (12,288)